8. STOCK BASED COMPENSATION	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
8. STOCK BASED COMPENSATION

During 2013, the Company adopted the 2013 Stock Option Plan (the “Plan”) which is intended to advance the interest of the Company’s stockholders by enhancing the Company’s ability to attract, retain, and motivate persons who make (or are expected to make) important contributions to the Company.  The maximum aggregate number of shares of the Company’s common stock that may be issued under the Plan is 10,000,000 shares. As of December 31, 2013, the Company granted an aggregate of 9,700,000 stock options to purchase the Company common stock to directors, officers and certain employees and consultants. During the fourth quarter, 2,000,000 of the options were forfeited, leaving 7,700,000 options outstanding at December 31, 2013.  The options granted in June and July of 2013 which total 7,500,000 are exercisable at $0.25 and the 200,000 options granted in December are exercisable at $9.05 per share.  The options are exercisable for a period of five years from the date of grant. Options to purchase 2,500,000 shares vested immediately, while options to purchase the remaining 5,200,000 shares vested 50% on December 31, 2013 and 50% on December 31, 2014.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model that uses the assumptions noted in the following table.  The Company calculates expected volatility based on a comparable industry group and estimates the expected term of its stock options using the simplified method.  The expected term represents an estimate of the time options are expected to remain outstanding.  The risk-free interest rate for periods within the contractual life of the option is based on the U.S. treasury yield curve in effect at the time of grant.  The stock price is based on the Company’s trading price at the date of grant and with a marketability discount of 25%.  The assumptions are as follows:

Fair value of common shares	$0.25 - $7.24

Risk free interest rate	.50%-.59%

Expected award life (years)	2.5

Expected volatility	38% - 40%

                      A summary of option activity under the Plan as of December 31, 2013, and changes during the year then ended is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted -Average Remaining Contractural Term	Aggregate Intrinsic Value
Outstanding, December 31, 2012	-	-	-
Granted	9,700,000	$0.43
Forfeited	(2,000,000)	$(0.25)	-
Exercised	-	-	-
Outstanding as of December 31, 2013	7,700,000	$0.48	5.5	$59,367,000
Exercisable as of December 31, 2013	5,100,000	$0.60	5.5	$39,320,000

                   The weighted-average grant-date fair value of options granted during the years ended December 31, 2013 was $0.47.

  Total stock based compensation expense for the year ended December 31, 2013 and 2012 was $435,000 and $0, respectively.  As of December 31, 2013, there was $130,000 of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized during 2014.